Common and Preferred Stock (FY) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	May 08, 2025 USD ($)	Feb. 29, 2024 USD ($)	May 10, 2022 USD ($)
Class of Stock [Line Items]
Common stock authorized (in shares) | shares | shares	200,000,000		200,000,000	200,000,000
Dividends declared (in Dollars) | $	$ 0		$ 0
Proceeds from at the market offering of common stock, net of issuance costs (in Dollars) | $	$ 0	$ 347,000	$ 5,939,000	$ 23,576,000
Preferred stock authorized (in shares) | shares | shares	5,000,000		5,000,000	5,000,000
Preferred stock outstanding (in shares) | shares | shares	0		0	0
Preferred stock issued (in shares) | shares | shares	0		0	0
ATM Offering
Class of Stock [Line Items]
Sales commissions, percentage							0.03
Issuance of common stock from at the market offering, net of issuance costs (in shares) | shares | shares	0	421,766	3,626,701	5,272,538
Price per share (in usd per share) (in Dollars per share) | $ / shares		$ 1.33	$ 1.77	$ 4.71
Proceeds from at the market offering of common stock, net of issuance costs (in Dollars) | $		$ 300,000	$ 5,900,000	$ 23,500,000
Maximum | ATM Offering
Class of Stock [Line Items]
Common stock, amount authorized (in Dollars) | $						$ 75,000,000	$ 50,000,000
Maximum | ATM Offering - Baby Shelf Limitation
Class of Stock [Line Items]
Common stock, amount authorized (in Dollars) | $					$ 12,500,000